Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Notes receivable from participants	$ 34,688,598	$ 32,310,246
Total receivables	34,688,598	32,310,246
Investments, at fair value	1,659,339,769	1,448,144,381
Fully benefit-responsive investment contracts at contract value	156,184,967	166,191,794
Total assets	1,850,213,334	1,646,646,421
Liabilities
Other	135,846	323,304
Total liabilities	135,846	323,304
Net assets available for benefits	$ 1,850,077,488	$ 1,646,323,117